Significant events and changes in the current reporting period - Additional information (Detail) € in Thousands, $ in Millions					3 Months Ended	6 Months Ended
	Jun. 01, 2022 USD ($)	Jun. 01, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jan. 26, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Contract liabilities								€ 193,715				€ 98,627
Immatics Biotechnologies GmbH [member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Transaction price allocation to performance obligation			$ 150								€ 133,000
License Development and Commercialization Agreement [member] | Bristol Myer Squib Company [member] | Immatics US Inc [member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Upfront payment received	$ 60	€ 57,700
Additional payment related to performance obligations received	5	4,800
Milestone regulatory and royaly payment receivable | $							$ 700
Transaction price allocation to performance obligation								60,700
Revenue recognized during the period performance obligation					€ 600
Amendment to the Strategic Collaboration Agreement [member] | Bristol Myer Squib Company [member] | Immatics Biotechnologies GmbH [member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Upfront payment received	$ 20	€ 18,700
Transaction price allocation to performance obligation							$ 20	18,700
Revenue recognized during the period performance obligation					0
BMS Agreement [Member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Contract liabilities								€ 42,000
BMS Agreement [Member] | Immatics Biotechnologies GmbH [member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Receipt of upfront of payment			150	€ 133,000
Allocation of upfront payment towards clinical trial services and license grant									$ 150	€ 133,000
Allocation of upfront payment towards clinical trial services										42,000
Allocation of upfront payment towards license grant										€ 91,000
BMS Agreement [Member] | Immatics Biotechnologies GmbH [member] | Development Regulatory and Commercial Milestone [Member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Development regulatory and commercial milestone payments receivable | $			$ 770
BMS Agreement [Member] | Immatics Biotechnologies GmbH [member] | IMA 401 License Grant [Member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Revenue from contracts with customers						€ 91,000
BMS Agreement [Member] | Immatics Biotechnologies GmbH [member] | IMA 401 Clinical Trial Services [Member]
Disclosure of changes in accounting policies accounting estimates and errors [line items]
Revenue from contracts with customers					€ 2,800	€ 4,300